Trade Receivables and Contract Assets - Summary of Trade Receivables Breakdown by Geographical Area (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables And Contract Assets [Line Items]
Trade receivables	€ 218,695	€ 171,803
EMEA
Trade Receivables And Contract Assets [Line Items]
Trade receivables	121,006	90,518
APAC
Trade Receivables And Contract Assets [Line Items]
Trade receivables	25,968	27,200
North America
Trade Receivables And Contract Assets [Line Items]
Trade receivables	62,287	43,762
South America
Trade Receivables And Contract Assets [Line Items]
Trade receivables	€ 9,434	€ 10,323